Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of trade and other receivables [Abstract]
Disclosure Of Trade And Other Receivables Balances [Text Block]
The trade and other receivables are detailed as follows:

	As of December 31, 2021		As of December 31, 2020
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Chile operating segment	187,798,087	-	152,262,513	-
International business operating segment	73,047,039	-	47,024,646	-
Wines operating segment	59,645,896	-	49,402,271	-
Total commercial debtors	320,491,022	-	248,689,430	-
Impairment loss estimate	(5,820,206)	-	(6,323,298)	-
Total commercial debtors - net	314,670,816	-	242,366,132	-
Others accounts receivables (1)	58,324,913	3,801,244	33,021,791	1,860,635
Total other accounts receivable	58,324,913	3,801,244	33,021,791	1,860,635
Total	372,995,729	3,801,244	275,387,923	1,860,635
(1)	In Other non-current account receivables mainly tax receivables from Argentinian subsidiaries are presented.

Disclosure Of Other Receivables Foreign Currency [Text Block]
The Company’s accounts receivable are denominated in the following currencies:

	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Chilean Peso	237,454,591	183,196,543
Argentine Peso	68,951,336	39,900,845
US Dollar	38,729,972	29,115,797
Euro	10,590,738	8,750,745
Unidad de Fomento	4,026,471	1,193,711
Uruguayan Pesos	5,243,169	4,374,350
Paraguayan Guarani	8,056,575	6,739,979
Bolivian	1,527,637	1,464,727
Others currencies	2,216,484	2,511,861
Total	376,796,973	277,248,558

Disclosure Of Trade And Other Receivables Time Bands [Text Block]
The detail of the accounts receivable maturities as of
December 31, 2021
, is detailed as follows:

	Total	Current balance	Overdue balances
			0 a 3 months	3 a 6 months	6 a 12 months	More than 12 months
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile operating segment	187,798,087	182,192,821	3,474,949	291,779	379,429	1,459,109
International business operating segment	73,047,039	67,503,572	4,478,531	123,302	123,089	818,545
Wines operating segment	59,645,896	54,914,881	4,397,507	277,201	2,039	54,268
Total commercial debtors	320,491,022	304,611,274	12,350,987	692,282	504,557	2,331,922
Impairment loss estimate	(5,820,206)	(3,146,576)	(401,432)	(372,848)	(353,056)	(1,546,294)
Total commercial debtors - net	314,670,816	301,464,698	11,949,555	319,434	151,501	785,628
Others accounts receivables	58,324,913	58,033,614	114,849	176,450	-	-
Total other accounts receivable	58,324,913	58,033,614	114,849	176,450	-	-
Total current	372,995,729	359,498,312	12,064,404	495,884	151,501	785,628
Others accounts receivables	3,801,244	3,801,244	-	-	-	-
Total non-current	3,801,244	3,801,244	-	-	-	-

The detail of the accounts receivable maturities as of
December 31, 2020
, is detailed as follows:

	Total	Current balance	Overdue balances
			0 a 3 months	3 a 6 months	6 a 12 months	More than 12 months
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile operating segment	152,262,513	142,464,783	3,564,538	426,074	4,102,860	1,704,258
International business operating segment	47,024,646	41,271,483	4,421,421	232,540	92,003	1,007,199
Wines operating segment	49,402,271	44,612,286	4,121,263	296,220	281,739	90,763
Total commercial debtors	248,689,430	228,348,552	12,107,222	954,834	4,476,602	2,802,220
Impairment loss estimate	(6,323,298)	(1,030,614)	(415,004)	(252,497)	(2,150,796)	(2,474,387)
Total commercial debtors - net	242,366,132	227,317,938	11,692,218	702,337	2,325,806	327,833
Others accounts receivables	33,021,791	32,682,442	122,527	185,314	12,690	18,818
Total other accounts receivable	33,021,791	32,682,442	122,527	185,314	12,690	18,818
Total current	275,387,923	260,000,380	11,814,745	887,651	2,338,496	346,651
Others accounts receivables	1,860,635	1,860,635	-	-	-	-
Total non-current	1,860,635	1,860,635	-	-	-	-

Disclosure Of Impairment Loss Of Trade Receivables [Text Block]
The movement of the impairment losses provision for accounts receivable is as follows:

	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Balance at the beginning of year	(6,323,298)	(5,792,821)
Estimate of expected credit losses up 12 months	(1,846,559)	(2,375,250)
Estimate of expected credit losses longer than 12 months	(33,501)	(349,928)
Estimate for expected credit losses due to debt settlement	-	(156,112)
Impairment provision of accounts receivable	(1,880,060)	(2,881,290)
Uncollectible accounts	1,995,725	1,269,299
Add back of unused provisions	476,246	701,121
Effect of translation into presentation currency	(88,819)	380,393
Total	(5,820,206)	(6,323,298)

Disclosure of Detailed Information In Expected Credit Loss Index Tranches Based On Age Of Portfolio [Text Block]
The general criteria for the determination of the provision for impairment has been established in the framework of IFRS 9, which requires analyzing the behavior of the client portfolio in the long term in order to generate an expected credit loss index by tranches based on the age of the portfolio. This analysis delivered the following results for the Company:

	As of December 31, 2021			As of December 31, 2020
	Credit loss rate	Total carrying amount	Impairment provision	Credit loss rate	Total carrying amount	Impairment provision
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Up to date	0.13%	362,644,888	(3,146,576)	0.07%	261,030,994	(1,030,614)
0 a 3 months	8.97%	12,465,836	(401,432)	7.89%	12,229,749	(415,004)
3 a 6 months	50.30%	868,732	(372,848)	48.40%	1,140,148	(252,497)
6 a 12 months	100.00%	504,557	(353,056)	100.00%	4,489,292	(2,150,796)
More than 12 months	100.00%	2,331,922	(1,546,294)	100.00%	2,821,038	(2,474,387)
Total		378,815,935	(5,820,206)		281,711,221	(6,323,298)